Code on Social Security, 2020	12 Months Ended
Mar. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Code on Social Security, 2020
59.
Code on Social Security, 2020

The Code on Social Security, 2020 (‘Code’) relating to employee benefits during employment and post-employment benefits received Presidential assent in September 2020. The Code has been published in the Gazette of India. However, the date on which the Code will come into effect has not been notified and the final rules / interpretation have not yet been issued. The Group will assess the impact of the Code when it comes into effect and will record any related impact in the period the Code becomes effective. Based on a preliminary assessment, the Group believes the impact of the change will not be significant.